Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129658
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,410	$ 10,419	$ 11,152	$ 11,746	$ 12,172	$ 12,812	$ 13,068	$ 13,059	$ 13,423	$ 12,733	$ 13,199	$ 13,087	$ 13,738	$ 14,482	$ 13,892	$ 13,892	$ 15,762	$ 16,888	$ 18,258	$ 19,664	$ 20,481	$ 20,023	$ 19,038	$ 17,729	$ 16,782	$ 17,436	$ 17,342	$ 17,770	$ 18,948	$ 19,126	$ 21,022	$ 21,865	$ 23,062	$ 23,856	$ 23,653	$ 23,954	$ 25,709	$ 27,012	$ 28,889	$ 30,162
C000129659
Account Value [Line Items]
Accumulated Value	10,000	10,411	10,411	11,128	11,713	12,130	12,771	13,008	12,989	13,353	12,654	13,111	12,989	13,639	14,349	13,764	13,754	15,590	16,688	18,038	19,412	20,212	19,747	18,762	17,454	16,515	17,152	17,052	17,452	18,602	18,767	20,611	21,429	22,585	23,355	23,135	23,405	25,114	26,368	28,179	29,412
C000169040
Account Value [Line Items]
Accumulated Value	500,000	520,945	521,390	558,102	587,793	609,598	642,072	654,930	654,450	673,189	638,593	662,296	656,675	690,403	727,197	698,107	698,107	792,504	849,568	918,995	990,193	1,031,816	1,009,361	959,932	894,004	846,832	880,364	876,290	897,927	958,029	967,045	1,063,891	1,106,571	1,167,806	1,209,249	1,199,115	1,214,382	1,304,713	1,370,871	1,467,246	1,532,664
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	10,000	10,393	10,451	11,168	11,593	11,927	12,702	12,907	12,989	13,457	12,710	13,047	12,841	13,388	14,296	13,461	13,388	15,065	16,050	17,218	18,675	19,351	19,034	18,509	17,540	16,619	17,242	17,373	17,672	18,756	18,932	20,673	21,392	22,704	23,398	23,330	23,875	25,785	27,087	28,743	30,507
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	10,000	10,393	10,451	11,168	11,593	11,927	12,702	12,907	12,989	13,457	12,710	13,047	12,841	13,388	14,296	13,461	13,388	15,065	16,050	17,218	18,675	19,351	19,034	18,509	17,540	16,619	17,242	17,373	17,672	18,756	18,932	20,673	21,392	22,704	23,398	23,330	23,875	25,785	27,087	28,743	30,507
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,663	$ 522,555	$ 558,419	$ 579,644	$ 596,373	$ 635,121	$ 645,328	$ 649,437	$ 672,826	$ 635,506	$ 652,341	$ 642,042	$ 669,422	$ 714,822	$ 673,025	$ 669,385	$ 753,252	$ 802,502	$ 860,909	$ 933,746	$ 967,572	$ 951,680	$ 925,452	$ 877,001	$ 830,960	$ 862,102	$ 868,644	$ 883,581	$ 937,778	$ 946,587	$ 1,033,663	$ 1,069,591	$ 1,135,181	$ 1,169,876	$ 1,166,508	$ 1,193,746	$ 1,289,225	$ 1,354,334	$ 1,437,130	$ 1,525,328